Revenues - Balances from Contract with Customers and Estimated Deferred Revenue to be Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Revenues
Deferred revenue-current portion	$ (2,106)		$ (2,540)
Deferred revenue-non-current (note (a))	(133)		(408)
Total deferred revenue	(2,239)	$ (2,900)	(2,948)
Estimated deferred revenue
Not later than 1 year	2,106
Between 1 to 2 years	133
Total deferred revenue	2,239	$ 2,900	2,948
Revenue recognized	2,200
ASC 606 | Adjustments
Revenues
Deferred revenue-current portion			605
Deferred revenue-non-current (note (a))			(64)
Innovation Platform
Revenues
Deferred revenue-current portion	(1,753)		(2,353)
Deferred revenue-non-current (note (a))	(133)		(408)
Commercial Platform
Revenues
Deferred revenue-current portion	$ (353)		$ (187)